Capital Management	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Capital Management
Capital Management

The Company’s capital management objectives are to safeguard its ability to provide returns for shareholders and benefits for other stakeholders, by ensuring it has sufficient cash resources to fund its activities, to pursue its commercialization efforts and to maintain its ongoing operations. The Company includes long-term debt and shareholders’ equity (deficit) in the definition of capital.
The below table sets forth the Company’s capital structure:

As at	Dec 31, 2017	Dec 31, 2016
Long-term debt (Note 14)	3,688,418	3,707,543
Shareholders' Equity (Deficit)	(1,910,513)	(377,573)
	1,777,905	3,329,970